Premises and Equipment (Details) - Schedule of Premises and Equipment - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of Premises and Equipment [Abstract]
Land	$ 1,516	$ 1,516
Buildings and improvements	6,818	6,768
Furniture & equipment	2,236	2,220
Property and equipment	10,570	10,504
Less: accumulated depreciation	6,303	6,069
Balance at end of year	$ 4,267	$ 4,435